Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Cash flow from operating activities:
Net loss	$ (4,133,432)	$ (3,885,517)
Adjustments to reconcile net loss to net cash used in operating activities:
Loss on equity method investment	960,508
Depreciation and amortization	41,062	35,995
Vested stock options and warrants	460,368	2,131,821
Equity instruments issued for management and consulting		216,000
Gain (loss) from sale of marketable securities		(1,837)
Changes in assets and liabilities:
Accounts receivable	(177,828)	(6,085)
Inventories	20,385	30,004
Prepaid expense and other assets	14,490	(39,892)
Accounts payable	25,126	(162,685)
Accrued expenses	(329,889)	(394,767)
Deferred revenue	11,679	6,159
Net cash used in operating activities	(3,107,531)	(2,070,804)
Cash flow from investing activities:
Proceeds from sale of marketable securities		284,665
Purchase of certificates of deposit		(2,593,174)
Redemption of certificates of deposit	244,971
Advance on notes receivable	(42,524)
Purchase of fixed assets	(129,990)	(38,637)
Purchase of intangibles	(27,524)	(1,229)
Net cash provided by (used in) investing activities:	44,933	(2,348,375)
Cash flow from financing activities:
Proceeds from exercise of warrants into common stock	341,169
Issuance of common stock	2,959,509	3,814,938
Net cash provided by financing activities	3,300,678	3,814,938
Net increase (decrease) in cash and cash equivalents	238,080	(604,241)
Cash at beginning of period	766,189	1,764,090
Cash at end of period	1,004,269	1,159,849
Non-cash transactions:
Conversion of Preferred Stock to Common Stock	6,479
Equity method investment - Helomics	$ 1,542,250